CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue	$ 64,577	$ 0	$ 89,987	$ 0
Costs and Expenses:
Cost of revenues	69,989	0	343,570	0
Software development, including amortization of intellectual property of $4,894 and $15,368 in the three months ended September 30, 2021 and 2020, respectively and $38,447 and $45,379 in the nine months ended September 30, 2021 and 2020, respectively	12,928	15,406	145,791	50,208
General and administrative:
Officers, directors, affiliates, and other related parties	92,392	136,688	539,974	371,111
Other (including stock compensation costs of $167,500 and $1,634,836 in the three and nine months ended September 30, 2021, respectively)	2,117,531	5,122,943	7,896,527	5,450,015
Total Costs and expenses	2,292,840	5,275,037	8,925,862	5,871,334
Loss from operations	(2,228,263)	5,275,037	(8,835,875)	5,871,334
Other income (expense):
Interest expense	(214)	(23)	(214)	(3,017)
Foreign currency gain or (loss)	0	3,066	0	(15,824)
Total other expense, net	(214)	3,043	(214)	(18,841)
Net loss	(2,228,477)	(5,271,994)	(8,836,089)	(5,890,175)
Foreign currency translation adjustment	40,842	(14,658)	19,178	(4,682)
Comprehensive loss	$ (2,187,635)	$ (5,286,652)	$ (8,816,911)	$ (5,894,857)
Net loss per common share - basic and diluted	$ (0.07)	$ (0.23)	$ (0.29)	$ (0.26)
Weighted average common shares outstanding - basic and diluted	30,843,371	22,737,075	30,306,378	22,737,075